Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Commitments [Line Items]
Projected future payments to related party	$ 11,403
Projected future payments to others	239,510
Total projected future payments	250,913
0-1 year
Disclosure Of Commitments [Line Items]
Projected future payments to related party	4,793
Projected future payments to others	146,315
Total projected future payments	151,108
1-2 years
Disclosure Of Commitments [Line Items]
Projected future payments to related party	5,037
Projected future payments to others	50,306
Total projected future payments	55,343
2023
Disclosure Of Commitments [Line Items]
Projected future payments to related party	1,573
Projected future payments to others	24,593
Total projected future payments	26,166
2024
Disclosure Of Commitments [Line Items]
Projected future payments to others	10,382
Total projected future payments	10,382
2025
Disclosure Of Commitments [Line Items]
Projected future payments to others	6,133
Total projected future payments	6,133
More than 5 years
Disclosure Of Commitments [Line Items]
Projected future payments to others	1,781
Total projected future payments	$ 1,781